Borrowings - Schedule of Long-term Debt (Parenthetical) (Detail) - Wilco Holdco Inc		3 Months Ended	12 Months Ended
	May 10, 2016	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	May 10, 2023	May 10, 2023	May 10, 2023		May 10, 2023
Debt instrument, interest rate during period		4.50%	4.50%		5.20%
Debt instrument, interest rate, effective percentage		4.90%	4.90%
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		May 10, 2024	May 10, 2024	[1]	May 10, 2024	[1]
Debt instrument, interest rate during period		10.30%	10.30%		11.00%
Debt instrument, interest rate, effective percentage		10.90%	10.90%

[1]	Interest rate of 10.3% and 11.0% at December 31, 2020 and 2019, respectively, with interest paid in designated installments (dependent upon the base interest rate election).